Offerings - Offering: 1	Jul. 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,100,000
Proposed Maximum Offering Price per Unit | $ / shares	3.05
Maximum Aggregate Offering Price	$ 3,355,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 513.65
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares of common stock, par value $0.01 per share (“Common Stock”), of NetSol Technologies, Inc. (the “Registrant”) which become issuable under the Registrant’s 2025 Equity Incentive Plan (the “Plan”) by reason of any stock split, stock dividend recapitalization or similar transaction which results in an increase in the number of the outstanding shares of Common Stock of Registrant.Represents 1,100,000 shares of Common Stock that were approved for issuance under the Plan on April 30, 2025 by the Registrant’s Board of Directors and which was approved by the Registrant’s shareholders at the shareholders’ annual meeting held on June 24, 2025.Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The price shown is based upon the average of the high and low prices reported for the Common Stock on NASDAQ on July 7, 2025.The Registrant does not have any fee offsets.